Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Parenthetical) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated financial information [Line Items]
Net unrealized gain (loss) on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale securities, tax
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments, tax
Acquisition of noncontrolling interest (as a percent)			35.00%
Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	720,040,971	789,976,372
Ordinary shares, shares outstanding	720,040,971	789,976,372
Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450
Parent Company [Member]
Consolidated financial information [Line Items]
Net unrealized gain (loss) on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale securities, tax
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments, tax
Acquisition of noncontrolling interest (as a percent)			35.00%
Parent Company [Member] | Class A ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	720,040,971	789,976,372
Ordinary shares, shares outstanding	720,040,971	789,976,372
Parent Company [Member] | Class B ordinary shares [Member]
Consolidated financial information [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450